Supplemental Cash Flow Disclosure (Tables)	12 Months Ended
Mar. 31, 2020
Supplemental Disclosure Respect To Cash Flows [Abstract]
Schedule of cash flow statement
	For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018
Interest paid	$965,548	$683,223	$287,888
Taxes paid	$—	$—	$—
Non-cash investing and financing transactions:
Fair value assigned to warrants	$—	$1,869,382	$1,863,238
Fair value of stock options exercised	$116,768	$92,848	$202,668
Fair value of warrants exercised	$18,209	$—	$—
Fair value of the equity portion of convertible debentures	$—	$—	$454,231
Accretion on promissory note receivable	$39,019	$36,009	$208,013
Right of use asset acquired	$172,404	$767,326	$—
Assets transferred (to) from Inventory to (from) Property and equipment	$212,890	$70,899	$(594,481)

Schedule of changes in liabilities arose from financing activities

The following changes in liabilities arose from financing activities during the year ended March 31, 2020:

		Cash flows			Non cash changes
						Recognize
	31-Mar-19	Advances	Repayment	Conversion	Accretion	Lease Liabilities	F/X Changes	31-Mar-20
Loans payable to related parties	$1,498,907	$1,823,771	$(453,428)	$—	$—	$—	$(168,625)	$2,700,625
Promissory note payable	461,135	—	(56,939)	—	—	—	—	404,196
Note payable	268,946	—	(276,258)	—	—	—	17,886	10,574
Convertible debentures	2,737,054	—		(23,673)	548,882	—	(267,127)	2,995,136
Lease liabilities	718,288	—	(231,574)	—	—	172,404	—	659,118

	$5,684,330	$1,823,771	$(1,018,199)	$(23,673)	$548,882	$172,404	$(417,866)	$6,769,649

The following changes in liabilities arose from financing activities during the year ended March 31, 2019:

		Cash flows			Non cash changes
						Recognize
	31-Mar-18	Advances	Repayment	Conversion	Accretion	Lease Liabilities	F/X Changes	31-Mar-19
Loans payable to related parties	$756,241	$1,000,427	$(222,334)	$—	$—	$—	$(35,427)	$1,498,907
Promissory note payable	516,909	—	(55,774)	—	—	—	—	461,135
Note payable	—	—	(231,994)	—	—	—	—	268,946
Convertible debentures	2,892,416	—	(27,760)	(67,062)	469,725	—	(29,325)	2,737,054
Lease liabilities	—	—	(49,038)	—	—	767,326	—	718,288

	$4,165,566	$1,000,427	$(586,900)	$(67,062)	$469,725	$767,326	$(64,752)	$5,684,330

The following changes in liabilities arose from financing activities during the year ended March 31, 2018:

		Cash flows			Non cash changes

	31-Mar-17	Advances	Repayment	Conversion	Accretion	Warrants Issued		FV of Equity	31-Mar-18
Loans payable to related parties	$172,326	$538,215	$(38,084)	$—	$—	$—	$		$756,241
Promissory note payable	571,538	—	(54,629)	—	—	—		—	516,909
Convertible debentures	505,690	4,423,278	—	(36,245)	275,523	(1,821,599)		(454,231)	2,892,416

	$1,249,554	$4,961,493	$(92,713)	$(36,245)	$275,523	$(1,821,599)		$(454,231)	$4,165,566